LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of supplemental cash flow information related to operating leases
Six months ended June 30, 2022
Cash payments for operating leases	$203

Schedule of future lease payments

Operating
Leases
Second half of 2022	$175
2023	$324
2024 and after	$623
Total future lease payments	$1,122
Less imputed interest	(121)
Total lease liability balance	$1,001